Shareholders' equity - Capital stock (Details)	12 Months Ended
	Dec. 31, 2020 € / shares shares	Dec. 15, 2020	Dec. 14, 2020	Mar. 30, 2020	Dec. 31, 2019 € / shares shares	May 16, 2013	Feb. 08, 2011
Shareholders' equity
Number of shares issued | shares	292,876,570				304,436,876
Nominal value per share | € / shares	€ 1.00				€ 1.00
Vote to create Authorized Capital (as a percent)	75.00%
Period that General Partner and its management board may issue new shares	5 years
Maximum increase in Authorized Capital, as a percent to issued capital	50.00%
Vote to create Conditional Capital (as a percent)	75.00%
Maximum increase in Conditional Capital, as a percent to issued capital	50.00%
Maximum increase in Conditional Capital for purpose of issuing shares to management and employees, as a percent to issued capital	10.00%
Conversion ratio of preference shares to ordinary shares						1
General Partner
Shareholders' equity
Annual fee, as percent of General Partner's share capital	4.00%
Fresenius SE
Shareholders' equity
Voting interest held (as a percent)	32.20%						35.74%
Artisan Partners Asset Management Inc.
Shareholders' equity
Voting interest held (as a percent)			3.07%
Harris Associates L.P
Shareholders' equity
Voting interest held (as a percent)		3.08%
BlackRock, Inc., Wilmington, DE, US
Shareholders' equity
Voting interest held (as a percent)				3.12%
Voting interest held through instruments (as a percent)				0.32%